Debt - Additional Information (Detail)								3 Months Ended			12 Months Ended
	Oct. 04, 2018 USD ($)	Sep. 17, 2018 USD ($) $ / shares	Jun. 06, 2018 USD ($)	May 18, 2017 USD ($)	Mar. 14, 2016 EUR (€)	Mar. 14, 2016 USD ($)	Apr. 04, 2013 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 26, 2018 USD ($)	Sep. 25, 2018 EUR (€)	Sep. 25, 2018 USD ($)	Jun. 06, 2018 EUR (€)	Jun. 06, 2018 USD ($)	Mar. 14, 2016 USD ($)
Schedule Of Borrowings [Line Items]
Amount still available for additional borrowings								$ 1,000,000,000.0			$ 1,000,000,000.0
Debt								4,382,396,000			$ 4,382,396,000	$ 4,553,059,000
Gross Proceeds		$ 825,000,000.0
Quarterly installments | $ / shares		$ 0.75
Initial installment | $ / shares		$ 0.73333
Interest and partial repayment of principal		3.79%
Gain (loss) on pre-issuance hedges						$ (3,200,000)
Repurchase price of principal amount of Senior Notes in percentage											101.00%
Commercial Paper [Member]
Schedule Of Borrowings [Line Items]
Short term debt, term											90 days
Short-term debt								0			$ 0	0
Maximum amount outstanding												85,000,000
Loans Payable [Member] | Term Loan Credit Agreement [Member]
Schedule Of Borrowings [Line Items]
Debt, face amount																	$ 350,000,000.0
Debt Instrument, Term			3 years
Amortization rate			10.00%
Maximum ratio of net debt to EBI TDA with step-downs over time			4.50
Repayments of Debt								43,000,000	$ 42,000,000	$ 25,000,000
Senior notes								$ 239,621,000			$ 239,621,000	349,163,000
Interest rate of debt								3.65%			3.65%
Senior notes - 2017 [Member]
Schedule Of Borrowings [Line Items]
Debt, face amount				$ 500,000,000.0
Debt Instrument, Term				30 years
Interest rate of debt				4.375%
Senior notes discount				$ 1,800,000
Proceeds related to the issuance of Senior Notes				493,900,000
Underwriting discount				4,400,000
Other deferred costs				900,000
Gain (loss) on pre-issuance hedges				$ (5,300,000)
Senior Notes - 2016 [Member]
Schedule Of Borrowings [Line Items]
Debt, face amount | €					€ 500,000,000.0
Debt Instrument, Term					8 years	8 years
Interest rate of debt					1.75%													1.75%
Senior notes discount | €					€ 900,000
Proceeds related to the issuance of Senior Notes | €					496,000,000.0
Underwriting discount | €					€ 3,100,000
Other deferred costs																		$ 1,300,000
Senior Notes - 2007 [Member] | Minimum [Member]
Schedule Of Borrowings [Line Items]
Interest rate of debt								6.40%			6.40%
Senior Notes - 2007 [Member] | Maximum [Member]
Schedule Of Borrowings [Line Items]
Interest rate of debt								6.82%			6.82%
Senior Notes - 2013 [Member]
Schedule Of Borrowings [Line Items]
Interest rate of debt							3.20%
Senior notes discount							$ 300,000
Proceeds related to the issuance of Senior Notes							297,800,000
Underwriting discount							1,900,000
Senior notes							300,000,000.0
Other deferred financing costs							$ 900,000
Senior Notes, Euro Notes, 2021 [Member]
Schedule Of Borrowings [Line Items]
Senior notes								$ 334,561,000			$ 334,561,000	337,704,000		€ 300,000,000
Interest rate of debt								0.82%			0.82%			0.50%	0.50%
Debt														€ 297,700,000	$ 349,500,000
Senior Notes, Euro Notes, 2026 [Member]
Schedule Of Borrowings [Line Items]
Senior notes								$ 890,183,000			$ 890,183,000	899,886,000		€ 800,000,000
Interest rate of debt								1.93%			1.93%			1.80%	1.80%
Debt														€ 794,100,000	$ 932,200,000
London Interbank Offered Rate (LIBOR) [Member]
Schedule Of Borrowings [Line Items]
Margin on variable rate											1.125%
London Interbank Offered Rate (LIBOR) [Member] | Loans Payable [Member] | Term Loan Credit Agreement [Member] | Minimum [Member]
Schedule Of Borrowings [Line Items]
Margin on variable rate			0.75%
London Interbank Offered Rate (LIBOR) [Member] | Loans Payable [Member] | Term Loan Credit Agreement [Member] | Maximum [Member]
Schedule Of Borrowings [Line Items]
Margin on variable rate			2.00%
Base Rate [Member] | Loans Payable [Member] | Term Loan Credit Agreement [Member] | Minimum [Member]
Schedule Of Borrowings [Line Items]
Margin on variable rate			0.00%
Base Rate [Member] | Loans Payable [Member] | Term Loan Credit Agreement [Member] | Maximum [Member]
Schedule Of Borrowings [Line Items]
Margin on variable rate			1.00%
Citibank, N.A [Member] | Tranche A Revolving Credit Facility [Member]
Schedule Of Borrowings [Line Items]
Revolving credit facility																	585,000,000
Line of credit facility, maximum borrowing capacity, sublimit																	25,000,000
Citibank, N.A [Member] | Tranche B Revolving Credit Facility [Member]
Schedule Of Borrowings [Line Items]
Revolving credit facility																	415,000,000
Line of credit facility, maximum borrowing capacity, sublimit																€ 50,000,000	$ 25,000,000
Citibank, N.A [Member] | Revolving Loan Facility [Member]
Schedule Of Borrowings [Line Items]
Debt related commitment fees and debt issuance costs			$ 700,000
Line of credit								$ 0			$ 0
Citibank, N.A [Member] | London Interbank Offered Rate (LIBOR) [Member] | Revolving Loan Facility [Member] | Minimum [Member]
Schedule Of Borrowings [Line Items]
Margin on variable rate			0.75%
Citibank, N.A [Member] | London Interbank Offered Rate (LIBOR) [Member] | Revolving Loan Facility [Member] | Maximum [Member]
Schedule Of Borrowings [Line Items]
Margin on variable rate			1.75%
Citibank, N.A [Member] | Base Rate [Member] | Revolving Loan Facility [Member] | Minimum [Member]
Schedule Of Borrowings [Line Items]
Margin on variable rate			0.00%
Citibank, N.A [Member] | Base Rate [Member] | Revolving Loan Facility [Member] | Maximum [Member]
Schedule Of Borrowings [Line Items]
Margin on variable rate			0.75%
Carrying Amount [Member] | Senior Notes - 2020 [Member]
Schedule Of Borrowings [Line Items]
Senior notes								299,381,000			299,381,000	298,499,000
Carrying Amount [Member] | Senior Notes - 2020 [Member] | Unsecured Debt [Member]
Schedule Of Borrowings [Line Items]
Senior notes													$ 300,000,000
Interest rate of debt													3.40%
Debt													$ 298,900,000
Carrying Amount [Member] | Senior Notes - 2028 [Member]
Schedule Of Borrowings [Line Items]
Senior notes								396,688,000			396,688,000	396,377,000	$ 400,000,000
Interest rate of debt													4.45%
Debt													$ 397,000,000.0
Carrying Amount [Member] | Senior Notes - 2048 [Member]
Schedule Of Borrowings [Line Items]
Senior notes								$ 785,996,000			$ 785,996,000	$ 785,788,000	$ 800,000,000
Interest rate of debt													5.00%
Debt													$ 787,200,000
Amortizing Note
Schedule Of Borrowings [Line Items]
Gross Proceeds		$ 139,500,000
Amortizing Note | Frutarom Industries Ltd. [Member]
Schedule Of Borrowings [Line Items]
Gross Proceeds	$ 139,500,000